SEGMENT INFORMATION - Geographic Area Data (FY) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales	$ 1,075,538	$ 957,931	$ 932,253	$ 916,034	$ 759,982	$ 675,574	$ 723,601	$ 772,031	$ 3,881,756	$ 2,931,188	$ 3,307,998
Long-Lived Assets	573,972				518,376				573,972	518,376	353,193	$ 557,423
United States
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									1,323,781	1,362,255	1,754,924
Long-Lived Assets	211,608				205,895				211,608	205,895	171,362
United Kingdom
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									356,493	322,563	368,505
Long-Lived Assets	57,668				54,215				57,668	54,215	63,694
Canada
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									279,013	206,258	204,674
Long-Lived Assets	5,822				5,156				5,822	5,156	4,876
France
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									237,454	66,287	45,565
Long-Lived Assets	57,849				33,636				57,849	33,636	7,194
Germany
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									208,817	98,364	92,422
Long-Lived Assets	71,709				57,902				71,709	57,902	31,642
China
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									178,137	106,357	100,586
Long-Lived Assets	36,388				42,672				36,388	42,672	12,256
Mexico
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									160,029	183,583	190,034
Long-Lived Assets	9,117				8,766				9,117	8,766	8,839
Italy
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									142,037	45,771	38,164
Long-Lived Assets	30,329				27,253				30,329	27,253	15,170
India
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									137,837	24,161	12,345
Long-Lived Assets	12,519				1,271				12,519	1,271	1,946
Australia
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									136,127	82,099	86,809
Long-Lived Assets	10,483				8,039				10,483	8,039	8,424
Brazil
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									69,378	51,493	84,595
Long-Lived Assets	13,184				13,227				13,184	13,227	9,318
Other international
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales									652,653	381,997	329,375
Long-Lived Assets	$ 57,296				$ 60,344				$ 57,296	$ 60,344	$ 18,472